CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		281,987
Beginning balance at Dec. 31, 2022	$ 10,384,608	$ 28	$ 74,189,728	$ (63,805,148)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)		201,580
Issuance of equity securities, net	6,920,529	$ 20	6,920,509
Equity-based compensation and services expense (in shares)		8,737
Equity-based compensation expense	524,838	$ 1	524,837
Net loss	$ (12,542,693)			(12,542,693)
Ending balance (in shares) at Dec. 31, 2023	492,304	492,304
Ending balance at Dec. 31, 2023	$ 5,287,282	$ 49	81,635,074	(76,347,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)		948,853
Issuance of equity securities, net	1,526,460	$ 95	1,526,365
Equity-based compensation expense	273,730		273,730
Net loss	$ (5,575,777)			(5,575,777)
Ending balance (in shares) at Dec. 31, 2024	1,441,157	1,441,157
Ending balance at Dec. 31, 2024	$ 1,511,695	$ 144	$ 83,435,169	$ (81,923,618)